Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Scheduled of income tax benefit

	December 31, 2025	December 31, 2024	December 31, 2023
Loss before income taxes	$(22,57,792)	$(15,877,514)	$(7,474,514)
Statutory rate	21%	21%	21%
Expected recovery at statutory rate	(4,632,136)	(3,334,278)	(1,569,648)
Share-based compensation and permanent differences	3,666,311	2,396,981	693,895
Non-deductible interest expense	405,364	388,416	411,695
Expiry of tax credits	273,899	262,664	582,939
True up of prior year balances	164,702	(56,333)	671,947
Increase (decrease) in valuation allowance	121,860	342,550	(790,828)
Income tax provision	$—	$—	$—

Scheduled of net deferred income tax asset

Year Ended December 31,	2025	2024	2023
Net operating loss carried forward	$34,569,789	$33,989,504	$32,358,315
Tax rate	21%	21%	21%
Deferred income tax assets	7,259,656	7,137,796	6,795,246
Valuation allowance	(7,259,656)	(7,137,796)	(6,795,246)
Net deferred income tax asset	$—	$—	$—

Income taxes (Details 2)

Year Ended December 31,	2025	2024	2023
Unrecognized deferred income tax asset, opening balance	$7,137,796	$6,795,246	$7,586,074
Net operating loss carryforward from the year	560,461	548,881	464,058
True up of prior year balances	(164,702)	56,333	(671,947)
Net operating loss carryforward expired	(273,899)	(262,664)	(582,939)
Unrecognized deferred income tax asset, ending balance	$7,259,656	$7,137,796	$6,795,246